NOTES PAYABLE - RELATED PARTY (Details Narrative) - USD ($)						1 Months Ended
	Aug. 11, 2017	Jul. 05, 2017	Jul. 04, 2017	Jun. 07, 2017	May 15, 2017	Apr. 24, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock outstanding							$ 10,360	$ 10,360	$ 10,360
Promissory Note Agreement [Member] | Hsu Wen Li [Member]
Common stock outstanding	$ 20,000	$ 20,000		$ 10,000		$ 10,000
Maturity date	Aug. 11, 2018	Jul. 05, 2018		Jun. 07, 2018		Apr. 24, 2018
Promissory Note Agreement [Member] | Steve Andrew Chen [Member]
Common stock outstanding			$ 10,000		$ 24,500
Maturity date			Jul. 04, 2018		May 15, 2018